UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [X]; Amendment Number: 1
This amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors
Address:  12700 Whitewater Drive, MS 144, MINNETONKA, MN 55343

13 File Number: 28-12737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      UZI ROSHA
Title:     CHIEF COMPLIANCE OFFICER
Phone:     952-984-3447
Signature, Place and Date of Signing:

      12700 Whitewater Drive
      Minnetonka, MN 55343
      May 13, 2011

Additional Information:  Aended to correct Title of Class errors.

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    549097

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED  NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --
D AMERICAN INTL GROUP INC        W EXP 01/19/202  026874156  30799   876461   SH          SOLE            876461      0       0

D ARLINGTON ASSET INVT CORP      CLASS A          041356205  2305    75712    SH          SOLE            75712       0       0

D BP PLC                         SPONSORED ADR    055622104  85146   1929000  SH          SOLE            1929000     0       0
D BP PLC                         CALL             055622904  11035   250000   SH   CALL   SOLE            2500000     0       0

D BP PLC                         PUT              055622954  2099    600000   SH   PUT    SOLE            6000000     0       0

D CEMEX SAB DE CV                SPONSORED ADR    151290889  1786    200000   SH          SOLE            200000      0       0

D CEMEX SAB DE CV                CALL             151290909  1786    200000   SH   CALL   SOLE            200000      0       0
D CENTRAL EUROPEAN DIST CORP     COM              153435102  2270    200000   SH          SOLE            200000      0       0

D CIT GROUP INC                  COM              125581801  82769   1945215  SH          SOLE            1945215     0       0
D CITIGROUP INC                  COM              172967101  128025  28965000 SH          SOLE            28965000    0       0

D CITIGROUP INC                  CALL             172967901  29614   6700000  SH   CALL   SOLE            6700000     0       0

D CLEAR CHANNEL OUTDOOR HLDGS    CLASS A          18451C109  7385    507573   SH          SOLE            507573      0       0
D CONSTELLATION ENERGY GROUP I   COM              210371100  18179   583957   SH          SOLE            583957      0       0

D DANA HLDG CORP                 COM              235825205  415     23692    SH          SOLE            23692       0       0
D DELTA AIR LINES INC DEL        COM              247361702  422     43017    SH          SOLE            43017       0       0

D EDISON INTL                    COM              281020107  10245   280000   SH          SOLE            280000      0       0

D NEXEN INC                      COM              65334H102  11089   445000   SH          SOLE            445000      0       0
D NEXEN INC                      CALL             65334H902  6230    250000   SH   CALL   SOLE            250000      0       0

D PORTLAND GEN ELEC CO           COM              736508847  20960   881773   SH          SOLE            881773      0       0
D SM ENERGY CO                   COM              78454L100  19445   262102   SH          SOLE            262102      0       0

D TRANSOCEAN LTD                 REG SHS          H8817H100  14733   189000   SH          SOLE            189000      0       0
D TRANSOCEAN LTD                 CALL             H8817H900  62360   800000   SH   CALL   SOLE            800000      0       0